Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
Note 7. Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Accrued compensation and benefits	$1,840	$1,066
Accrued professional fees	481	18
Accrued financing costs	194	—
Accrued tax payable	106	145
Deferred rent	—	87
Other	87	130

Total accrued and other current liabilities	$2,708	$1,446